UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23878

APOLLO S3 PRIVATE MARKETS FUND

(Exact name of registrant as specified in charter)
9 West 57th Street
New York, NY 10019

(Address of principal executive offices) (zip code)
Kristin Hester
Apollo S3 Private Markets Fund
9 West 57th Street
New York, NY 10019
(212)
515-3450
(Name, Address and Telephone Number of Person Authorized to Receive Notices and
Communications on Behalf of the Filing Person(s))

(Name and address of agent for service)
Copy to:
Ryan P. Brizek
Debra Sutter
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, D.C. 20001
Registrant’s telephone number, including area code: (212)
515-3450
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1. Reports to Shareholders.

(a)

APOLLO

GLOBAL WEALTH MANAGEMENT SOLUTIONS

APOLLO EQUITY

Apollo S3 Private Markets Fund (ASPM)

Semi-Annual Report

September 30, 2025
(unaudited)

© 2025 APOLLO GLOBAL MANAGEMENT, INC. ALL RIGHTS RESERVED.

Apollo S3 Private Markets Fund

This report, including the financial information herein, is transmitted to shareholders of the Funds for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Apollo S3 Private Markets Fund
Shareholder Letter
September 30, 2025 (unaudited)

Dear Shareholders,
Over the past six months, the Apollo S3 Private Markets Fund (“ASPM” or the “Fund”) has been highly active across capital formation, investing, and deployment. Through ASPM, we continue to build and optimize a high-quality, resilient private markets secondaries portfolio designed for both opportunistic value, such as discount recapture relative to fair market values, and sustainable, operationally driven growth.
We are pleased with the Fund’s performance to date. As of September 30, 2025, just shy of our one-year
anniversary, ASPM has achieved a 14.3%
inception-to-date
return. The secondaries market remains robust, driven by both limited partners (“LPs”) and general partners (“GPs”) seeking liquidity and portfolio management flexibility. Supported by Apollo’s extensive investment ecosystem and the experience of the Sponsor and Secondary Solutions (“S3”) platform, we believe ASPM is well-positioned to continue delivering strong results across multiple dimensions.
Investment Approach
ASPM offers investors a turnkey solution for diversified exposure to the global secondaries market. The Fund seeks to construct a balanced portfolio across both
GP-led
(non-traditional)
and
LP-led
(traditional) secondary transactions. Our investment approach focuses on optimizing the Fund’s risk-return profile by targeting alpha-oriented opportunities and acquiring high-quality assets at attractive discounts to fair value with clear paths to value creation and growth.
ASPM’s flexible mandate enables the Fund to invest opportunistically across private market sectors, transaction types, vintages, and managers. Leveraging Apollo’s integrated private markets platform, ASPM benefits from proprietary access to private equity and credit data, as well as deep investment insights and judgment. We believe this provides a distinct advantage in sourcing, evaluating, and executing secondary market opportunities.
Market Environment
The first half of 2025 marked a record period for the global secondary market, with transaction volume surpassing $100 billion, the strongest six-month
total ever recorded
1
,
2
. This underscores the growing strategic importance of secondaries within private capital markets. By the end of the third quarter of 2025, total volume had already exceeded full-year 2024 levels, reflecting sustained demand
3
.
Both
LP-
and
GP-led
activity during the period remained strong. Sponsors increasingly turned to continuation vehicles and customized liquidity solutions to extend ownership of high-performing assets. Institutional investors, including pensions, endowments, and family offices, continued to use secondaries as a key tool for liquidity and portfolio rebalancing. Average portfolio pricing reached approximately 90% of net asset value, supported by resilient demand, recovering public markets, and improving transparency across the ecosystem
2
.
Dedicated secondary capital now exceeds $300 billion, driven by record fundraising and rising participation from retail and evergreen structures
4
. While both
LP-
and
GP-led
transactions present compelling opportunities, we currently see the greatest potential in
GP-led
solutions, which we believe can offer more idiosyncratic exposure amid macroeconomic and geopolitical uncertainty. Across all deal types, we remain focused on disciplined sourcing and selective execution to capture long-term value.
Portfolio Construction
ASPM’s portfolio has scaled meaningfully since our last update. As of September 2025, total assets under management across the broader strategy reached $640 million, including $350 million in the U.S. vehicle. The Fund has prudently deployed capital across 20 investments, representing 64 portfolio companies and 23 underlying sponsors.
In alignment with the S3 team’s market outlook, ASPM remains primarily focused on
GP-led
equity transactions, with 63% of invested capital in single-asset continuation vehicles and 18% in multi-asset continuation vehicles led by high-quality sponsors. Approximately 12% of exposure is allocated to
LP-led
transactions, providing diversified exposure to

1	Evercore Private Capital Advisory, “H1 2025 Secondary Market Review”, June 30, 2025.
2	Jeffries Private Capital Advisory, “H1 2025 Global Secondary Market Review”, July 2025.
3	Preqin, Historical Fundraising Data, October 2025.
4	Jeffries Private Capital Advisory, “H1 2025 Global Secondary Market Review”, July 2025.

Semi-Annual Report | 3

Apollo S3 Private Markets Fund
Shareholder Letter (continued)
September 30, 2025 (unaudited)

primary and
co-investment
portfolios. The remaining 7% is invested in private credit secondaries, a developing area we view as a differentiating component of ASPM’s strategy.
The portfolio is well-diversified across sectors, including Information Technology, Consumer Discretionary, Communication Services, Industrials, Financials, Materials, and Healthcare. The portfolio is also geographically concentrated in North America (85%), with the remaining balance in Western Europe. We expect diversification to continue increasing as we execute on the Fund’s robust investment pipeline.
Performance
ASPM’s performance has remained strong, with a 13.8% calendar year-to-date
return through September 30, 2025 and a 14.3%
inception-to-date
return. These results reflect both asset appreciation and discount recapture, positioning the Fund at the upper end of its target range. As ASPM approaches its one-year
anniversary, we are encouraged by the portfolio’s momentum and see continued opportunities for value creation across the current investments and broader market.
Looking Ahead
Supported by Apollo’s global platform and experienced investment team, we believe the Fund is well-positioned to capitalize on the evolving dynamics of the secondaries market. As we near our first anniversary, we are proud of the progress made in building a portfolio of diverse, high-quality assets and remain focused on delivering attractive, risk-adjusted returns for our investors. We appreciate your continued partnership and look forward to providing further updates in the months ahead.
Sincerely,
The S3 Team

Due to financial statement adjustments, performance information presented herein for the Fund differs from the Fund’s financial highlights which are prepared in accordance with U.S. GAAP. Such differences generally are attributable to valuation adjustments to certain of Fund’s investments which are reflected in the financial statements.

4 | Semi-Annual Report

Apollo S3 Private Markets Fund
Fund Performance
September 30, 2025 (unaudited)

Performance Comparison (a)
	6 Month (b)	Since Inception	Inception Date
Apollo S3 Private Markets Fund - Class I	6.53%	16.34%	10/11/24
Apollo S3 Private Markets Fund - Class I2	—	6.38%	8/1/25
MSCI World Index (d)	19.58%	17.61%	10/11/24	(c)

Apollo S3 Private Markets Fund - Class I
Growth of $10,000
$12,000
11,500
11,000
10,500
10,000
9,500
9,000
$11,761
$11,634
10/11/24
Oct-24
Nov-24
Dec-24
Jan-25
Feb-25
Mar-25
Apr-25
May-25
Jun-25
Jul-25
Aug-25
Sep-25
Apollo S3 Private Markets Fund - Class I
MSCI World Index

(a)
The graph shown above represents historical performance of hypothetical investment of $10,000 in Class I Shares of the Fund since inception. Past performance is not indicative of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Investing involves risk, including loss of principal. Performance includes reinvestment of distributions and is net of all Fund expenses. Fund returns greater than one year are annualized. Fund returns would have been lower had expenses not been waived during the period. Unless otherwise noted, the Fund return does not reflect the deduction of any applicable Fund share class sales load, third-party brokerage commissions or third-party investment advisory fees paid by investors to a financial intermediary for such services. If the deduction of such fees was reflected, the performance would be lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The most recent performance is available at www.apollo.com/aspm.

(b)	Not Annualized. Six month period is from March 31, 2025 to September 30, 2025.
(c)	Date reflects the inception date of the Fund, not the index.
(d)
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of 23 developed market country indices. The market index has not been reduced to reflect any of the fees or the cost of investing.

Semi-Annual Report | 5

Apollo S3 Private Markets Fund
Consolidated Schedule of Investments
September 30, 2025 (unaudited)

	Shares	Geographic Region	Acquisition Date	Cost	Fair Value
Private Market Investments (61.26%)
Private Equity Investments (56.97%)
Secondary Investments (56.97%)
Ambienta Water Pumps, SCSp (a),(b),(c),(d)		Western Europe	2/28/2025	$10,515,385	$12,006,430
APH Extended Value Fund H LP (a),(b),(c)		North America	1/30/2025	14,926,810	17,510,491
ARDIAN Expansion Syclef Continuation Fund S.L.P. (a),(b),(c),(d)		Western Europe	12/24/2024	7,342,352	10,967,085
BAH Forefront, L.P. (a),(c)		North America	3/12/2025	10,787,643	14,982,886
Bain Capital Beacon Holdings, L.P. (a),(b),(c)		North America	3/24/2025	6,664,284	7,510,361
Bloom I Co-Investment LP (a),(b),(c)		North America	3/31/2025	12,646,258	20,782,430
Blue Owl GP Stakes Atlas Fund III Offshore Investors LP (a),(b)		North America	9/5/2025	5,000,000	5,000,000
Butterfly Queso Fund, LP (a),(b),(c)		North America	7/30/2025	7,214,058	9,144,873
Centerbridge Falcon Acquisition Fund, L.P. (a),(b),(c)		North America	8/21/2025	5,975,999	5,975,999
ECP R&T Feeder Fund, L.P. (a),(b),(c)		North America	3/28/2025	5,253,873	6,003,129
GCP Strategic Partners Fund I Feeder, L.P. (a),(b),(c)		North America	6/10/2025	11,661,026	14,064,188
New Mountain SRC Continuation Fund, L.P. (a),(b),(c)		North America	4/8/2025	5,411,914	5,822,635
Noteus Partners Centaur SLP (a),(b),(c),(d)		North America	11/6/2024	9,882,394	11,702,233
PAI Strategic Partnerships II SCSp (a), (b),(c),(d)		North America	9/23/2025	2,070,915	2,069,594
Strategic Value SH 130-A, L.P. (a),(b),(c)		North America	12/13/2024	7,582,373	8,374,734
Tikehau Alliance 2 Fund S.L.P. - Class A1 (a),(b),(c),(d)		Western Europe	7/1/2025	4,641,590	4,548,202
Tikehau Alliance 2 Fund S.L.P. - Class R1 (a),(b),(c),(d)		Western Europe	7/1/2025	3,703,553	3,641,210
Trinity Ventures 2024, L.P. (a),(b),(c)		North America	12/20/2024	13,817,747	17,255,673
Vista Equity Partners Hubble, L.P. (a),(b),(c)		North America	2/27/2025	13,501,254	21,845,791

Total Secondary Investments				$158,599,428	$199,207,944

Total Private Equity Investments				$158,599,428	$199,207,944

Private Credit Investments (4.30%)
Primary Investments (4.30%)
Fortress Private Lending Fund (a)	600,619	North America	7/30/2025	$15,086,598	$15,019,131

Total Primary Investments				$15,086,598	$15,019,131

Total Private Credit Investments				$15,086,598	$15,019,131

Total Private Market Investments				$173,686,026	$214,227,075

	Units	Geographic Region	Acquisition Date	Cost	Fair Value
Membership Interests (0.14%)
Financial Services (0.14%)
FPLF Management (Feeder) LLC — Class A (a),(b),(e)	30	North America	2/19/2025	$19,010	$507,019

Total Membership Interests				$19,010	$507,019

	Shares			Cost	Fair Value
Short-Term Investments (37.17%)
Money Market Fund (37.17%)
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.09% (f)	129,962,373			$129,962,373	$129,962,373

Total Money Market Fund				$129,962,373	$129,962,373

Total Short-Term Investments				$129,962,373	$129,962,373

Total Investments (98.57%)				$303,667,409	$344,696,467

Other Assets and (Liabilities), Net (1.43%)					4,985,820

Net Assets (100.00%)					$349,682,287

(a)
Investment was issued in private placement transaction and as such is generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2025 was $214,734,094, or 61.41% of net assets.

6 | See accompanying Notes to Consolidated Financial Statements.

Apollo S3 Private Markets Fund
Consolidated Schedule of Investments (continued)
September 30, 2025 (unaudited)

(b)	Non-income producing.

(c)	Investment has been committed to but has not been fully funded by the Fund. See Note 12 for total unfunded investment commitments.
(d)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.

(e)	Fair Value Level 3 Investment.

(f)	The rate shown is the annualized seven-day yield as of September 30, 2025.
Outstanding Forward Foreign Currency Contracts

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Value	Unrealized Depreciation
Mizuho Capital Markets, LLC	12/17/2025	USD	$45,285,172	EUR	$45,308,962	$(23,790)

						$(23,790)

See accompanying Notes to Consolidated Schedule of Investments. | 7

Apollo S3 Private Markets Fund
Consolidated Statement of Assets and Liabilities
September 30, 2025 (unaudited)

ASSETS

Investments, at fair value (cost $173,705,036)	$214,734,094
Short-term investments, at fair value (cost $129,962,373)	129,962,373
Cash and cash equivalents	7,493,665
Short-term investment income receivable	470,238
Deferred offering costs	366,749
Due from Adviser (Note 4)	5,614,839
Prepaid expenses and other assets	168,450
Deferred financing costs (Note 8)	593,428
Dividend receivable	90,805

Total assets	$359,494,641

LIABILITIES

Payable for investments purchased	3,103,770
Other payables and accrued expenses	608,059
Professional fees payable	351,683
Investment advisory fee payable (Note 4)	424,264
Payable for shares repurchased (Note 9)	80,841
Unrealized depreciation on forward currency contracts (Note 3)	23,790
Commitment fees payable (Note 8)	347
Other payables and accrued expenses due to affiliates	5,219,600

Total liabilities	$9,812,354

NET ASSETS	$349,682,287

Commitments and Contingencies (Note 12)

NET ASSETS CONSIST OF

Paid-in capital	$309,824,640
Total distributable earnings/(losses)	39,857,647

NET ASSETS	$349,682,287

Class I

Net asset value	$309,512,685
Shares outstanding	10,641,706
Net asset value per share	$29.08

Class I2

Net asset value	$40,169,602
Shares outstanding.	1,381,124
Net asset value per share	$29.08

Class S2

Net asset value	$—
Shares outstanding.	—
Net asset value per share	$—

8 | See accompanying Notes to Consolidated Financial Statements.

Apollo S3 Private Markets Fund
Consolidated Statement of Operations
For the Six Months Ended September 30, 2025 (unaudited)

INVESTMENT INCOME

Interest income	$44,911
Dividend income	940,462
Short-term investment income	2,598,713

Total investment income	3,584,086

EXPENSES

Investment advisory fees (Note 4)	2,133,082
Professional fees	659,223
Administrative services of the Adviser (Note 4)	603,471
Fund administration and accounting services (Note 4)	272,341
Transfer agency fees (Note 4)	170,048
Board of Trustees’ fees (Note 4)	101,532
Amortization of deferred offering costs (Note 2)	796,403
Organizational expenses (Note 2)	52,438
Other operating expenses	236,760
Commitment fees expense (Note 8)	58,680
Amortization of deferred financing costs (Note 8)	210,079

Total expenses	5,294,057

Less fees waived and reimbursed by Adviser (Note 4)	(2,152,143)

Net expenses	3,141,914

Net investment income	442,172

NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS, FORWARD FOREIGN CURRENCY TRANSACTIONS AND TRANSLATIONS OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES

Net realized loss on forward foreign currency contracts	(1,949,709)
Net change in unrealized appreciation on investments	20,312,307
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	2,309,585
Net change in unrealized depreciation on forward foreign currency contracts	(24,971)

NET REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS, FORWARD FOREIGN CURRENCY TRANSACTIONS AND TRANSLATIONS OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES	20,647,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,089,384

See accompanying Notes to Consolidated Financial Statements. | 9

Apollo S3 Private Markets Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended September 30, 2025 (unaudited)	For the Period from October 11, 2024 (Commencement of Operations) to March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment income	$442,172	$1,045,084
Net realized loss on forward foreign currency contracts and foreign currency translations	(1,949,709)	(728,340)
Net change in unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	22,596,921	18,408,335

Net increase in net assets resulting from operations	21,089,384	18,725,079

CAPITAL SHARE TRANSACTIONS

Class I
Proceeds from shares issued	62,111,292	209,448,433
Repurchase of shares	(80,841)	—
Class I2
Proceeds from shares issued	38,288,940	—
Class S2
Proceeds from shares issued	—	—

Net increase in net assets from capital share transactions	100,319,391	209,448,433

Total increase in net assets	121,408,775	228,173,512

NET ASSETS:

Beginning of period	228,273,512	100,000

End of period	$349,682,287	$228,273,512

SHARE ACTIVITY

Class I
Shares outstanding at beginning of period	8,360,834	4,000
Shares sold	2,283,702	8,356,834
Shares repurchased	(2,830)	—

Shares outstanding at end of period	10,641,706	8,360,834

Class I2
Shares outstanding at beginning of period	—	—
Shares sold	1,381,124	—

Shares outstanding at end of period	1,381,124	—

Class S2
Shares outstanding at beginning of period	—	—
Shares sold	—	—

Shares outstanding at end of period	—	—

10 | See accompanying Notes to Consolidated Financial Statements.

Apollo S3 Private Markets Fund
Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2025 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets from operations	$21,089,384

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investments	(61,977,545)
Net purchase of short-term investments	(30,785,947)
Distributions received from investments	1,739,980
Net change in unrealized appreciation on investments	(20,312,307)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	(2,309,585)
Net change in unrealized depreciation on forward foreign currency contracts	24,971
Amortization of deferred financing costs	210,079
Changes in operating assets and liabilities:
Short-term investment income receivable	(35,725)
Deferred offering costs	378,276
Due from Adviser	(2,152,142)
Prepaid expenses and other assets	(100,947)
Professional fees payable	(71,151)
Dividend receivable	(90,805)
Investment advisory fee payable	138,569
Commitment fees payable	347
Other payables and accrued expenses	246,609
Other payables and accrued expenses due to affiliates	1,654,470

Net cash used in operating activities	$(92,353,469)

CASH FLOWS FROM FINANCING ACTIVITIES:

Proceeds from shares issued	100,400,232
Deferred financing costs paid	(803,507)

Net cash provided by financing activities	$99,596,725

Net change in cash and cash equivalents and foreign currency	$7,243,256

Cash and cash equivalents, beginning of period	$250,409

Cash and cash equivalents, end of period	$7,493,665

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for commitment fees	$58,333

See accompanying Notes to Consolidated Financial Statements. | 11

Apollo S3 Private Markets Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended September 30, 2025 (unaudited)	For the Period October 11, 2024 (Commencement of Operations) to March 31, 2025
Class I Per share operating performance:
Net asset value, beginning of period	$27.30	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.05	0.16
Net realized & unrealized gain	1.73	2.14

Total income from investment operations	1.78	2.30

Net asset value, end of period	$29.08	$27.30

Total return (b)	6.53%	9.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$309,513	$228,274
Ratios to average net assets:
Expenses excluding fee waivers and reimbursements (c)	3.58%	5.71%
Expenses including fee waivers and reimbursements (c)	2.26%	2.17%
Net investment income (d)	0.06%	1.45%
Portfolio turnover rate (e)	1%	—%

(a)	Calculated using the weighted average common shares outstanding.
(b)	Total return is not annualized.
(c)	Expense ratios have been annualized, except for organizational fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund is invested.
(d)	Net investment income ratio is annualized, except for organizational fees which are one time expenses. Ratio does not include net investment income from underlying funds in which the Fund is invested.
(e)	Percentage represents the results for the period and is not annualized. Portfolio turnover is calculated at the Fund level.

12 | See accompanying Notes to Consolidated Financial Statements.

Apollo S3 Private Markets Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout the Period Presented

For the Period from August 1, 2025 (Commencement of Class I2) to September 30, 2025 (unaudited)
Class I2 Per share operating performance:
Net asset value, beginning of period	$27.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.00
Net realized & unrealized gain	1.74

Total income from investment operations	1.74

Net asset value, end of period	$29.08

Total return (b)	6.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$40,170
Ratios to average net assets:
Expenses excluding fee waivers and reimbursements (c)	3.38%
Expenses including fee waivers and reimbursements (c)	2.32%
Net investment income (d)	0.00%
Portfolio turnover rate (e)	1%

(a)	Calculated using the weighted average common shares outstanding.
(b)	Total return is not annualized.
(c)	Expense ratios have been annualized, except for organizational fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund is invested.
(d)	Net investment income ratio is annualized, except for organizational fees which are one time expenses. Ratio does not include net investment income from underlying funds in which the Fund is invested.
(e)	Percentage represents the results for the period and is not annualized. Portfolio turnover is calculated at the Fund level.

See accompanying Notes to Consolidated Financial Statements. | 13

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements
September 30, 2025 (unaudited)

1. ORGANIZATION
Apollo S3 Private Markets Fund (the “Fund”) was organized as a statutory trust on May 5, 2023 under the laws of the State of Delaware. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified,
closed-end
management investment company. The Fund commenced operations on October 11, 2024. The Fund’s investment adviser is Apollo S3 RIC Management, L.P. (the “Adviser”). The Adviser is registered as an investment adviser with the SEC pursuant to the provisions of the Investment Advisers Act of 1940, as amended.
The business operations of the Fund are managed and supervised under the direction of the Fund’s Board of Trustees (the “Board” and each member of the Board, a “Trustee”), subject to the laws of the State of Delaware and the Fund’s Declaration of Trust. The Board has overall responsibility for the management and supervision of the business operations of the Fund. The Fund’s investment objective is to seek to provide long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity, private credit and other private assets (collectively, “private market investments”). The Fund’s private market investments predominantly focus on private equity (including buyout and growth equity) and private credit strategies, and may opportunistically include select exposures in other private markets strategies including real assets, infrastructure and venture capital, among others. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in private markets funds managed by various unaffiliated asset managers (“Portfolio Funds”) acquired in privately negotiated transactions (a) from pre-existing
investors in these Portfolio Funds (“Traditional Secondary Investments”), and/or (b) investments in existing private investments and/or assets of or from a Portfolio Fund(s), often requiring a bespoke structure that may include the creation of new vehicles or securities
(“Non-Traditional
Secondary Investments” and, together with Traditional Secondary Investments, “Secondary Investments” or “Secondaries”); (ii) direct or indirect investments in the equity and/or credit of private companies, alongside private market funds and/or other private market firms
(“Co-Investments”);
and (iii) primary investments in newly formed Portfolio Funds (“Primary Investments” or “Primaries”). The Fund expects to invest in private market investments principally through Secondary Investments, although the allocation among each of the types of investments set forth above may vary from time to time, especially during the Fund’s initial period of investment operations.
The Fund has a 100% ownership interest, consolidates, and has control over significant operating, financial and monetary decisions of MAPS Borrower, LLC, MAPS TopCo Holdings, LLC, MAPS Equity Holdings, LLC, MAPS Intermediate Holdings I, LLC, MAPS DC-1, LLC, MAPS FC-1, LLC, MAPS Intermediate Holdings II, LLC, MAPS DC-2, LLC, MAPS FC-2, LLC, MAPS Intermediate Holdings III, LLC, MAPS DC-3, LLC, MAPS FC-3, LLC, MAPS Intermediate Holdings IV, LLC, MAPS DC-4, LLC, and MAPS FC-4, LLC (each a “Subsidiary”, and collectively, the “Subsidiaries”). The primary purpose of the Subsidiaries is to facilitate the holding of certain investments of the Fund.
As of September 30, 2025, the Fund offers Class I2 and Class S2 shares (“Shares”). The Shares will generally be offered on the first business day of each month at the then-current net asset value (“NAV”). As of September 30, 2025, there were no Class S2 shares outstanding. Class I Shares are no longer publicly offered and are available only through the reinvestment of dividends and through periodic private placements to the Adviser and/or its affiliates on behalf of investors that had contributed capital to the Fund through the purchase of Class I Shares. Effective August 1, 2025, Class S Shares are no longer publicly offered. There were no Class S Shares purchased from October 11, 2024, commencement of operations, through July 31, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting —
 The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The Fund’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946,
Financial
Services — Investment Companies
. The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

14 | Semi-Annual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

Principles of Consolidation
 — The financial position and results of operations of the Subsidiaries are included in the consolidated financial statements and footnotes. All inter-company transactions and balance have been eliminated in consolidation.
Investment Valuation
 — The Fund’s Board has adopted procedures pursuant to which the Fund will value its investments (the “Valuation Policy and Procedures”). In accordance with the Valuation Policy and Procedures, the Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available or are deemed to be unreliable are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the 1940 Act. As permitted by Rule
2a-5
under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments. The Adviser carries out its designated responsibilities as Valuation Designee through various teams pursuant to the Valuation Policy and Procedures which govern the Valuation Designee’s selection and application of methodologies and independent pricing services for determining and calculating the fair value of portfolio investments. The Valuation Designee will fair value portfolio investments utilizing inputs from various external and internal sources including, but not limited to, independent pricing services, dealer quotation reporting systems, independent third-party valuation firms and proprietary models and information. When determining the fair value of an investment, one or more fair value methodologies may be used. Fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination. The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its Portfolio Funds. Fair valuation involves subjective judgments, and it is possible that the fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment.
Forward Foreign Currency Contracts
 — The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are typically valued at their quoted prices obtained from an independent pricing service and are
“marked-to-market”
at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign exchange contracts. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts will not be recorded in the Consolidated Statement of Assets and Liabilities. However, fluctuations in the value of the forward foreign currency exchange contracts will be recorded in the Consolidated Statement of Assets and Liabilities as an asset or liability and in the Consolidated Statement of Operations as unrealized appreciation or depreciation until terminated.
Fair Value Measurements
 — In accordance with ASC Topic 820 — Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•
Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Semi-Annual Report | 15

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

•
Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new and not yet established in the marketplace, and the liquidity of markets and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.
Portfolio Funds measure their investment assets at fair value and generally report a NAV on a calendar quarterly basis. In accordance with ASC 820, the Fund has elected to apply the practical expedient methodology to value its investments in Portfolio Funds at their respective NAVs typically at each quarter, which may be received on a delayed basis.
Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary and Secondary Investments.
The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the manager of each Portfolio Fund and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ from the values that would have been used had a public market for the investments existed.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk or liquidity associated with such investments. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2025:

Investments	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2025
Cash and cash equivalents	$7,493,665	$ —	$—	$7,493,665
Membership Interests	—	—	507,019	507,019
Short-Term Investments	129,962,373	—	—	129,962,373

Total	$137,456,038	$ —	$507,019	$137,963,057

Other Financial Instruments
Liabilities:
Forward Foreign Currency Contracts	$—	$(23,790)	$—	$(23,790)

Total	$—	$(23,790)	$—	$(23,790)

Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contracts’ value.

16 | Semi-Annual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

The Fund held Portfolio Funds with a fair value of $214,227,075, that in accordance with ASC 820, are excluded from the fair value hierarchy as of September 30, 2025, as investments in Portfolio Funds valued at NAV, as a “practical expedient”, are not required to be included in the fair value hierarchy.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of September 30, 2025:

	Total	Membership Interests
Total Fair Value, beginning of period	$15,000	$15,000
Purchases	—	—
Change in net unrealized appreciation/(depreciation)	492,019	492,019
Transfer into Level 3	—	—
Transfer out of Level 3	—	—

Total Fair Value, end of period	$507,019	$507,019

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Level 3 assets, as of September 30, 2025:

	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Membership Interests	$507,019	Discounted Cash Flow (a)	Discount Rate (a)	10.00% - 30.00%	18.00%

Total Fair Value	$507,019

(a)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

Investments in Portfolio Funds
 — The Fund generally invests into closed-end funds that do not have redemption rights; as such, the Fund is unable to withdraw from the investments in Portfolio Funds. Liquidity from these investments is provided to the Fund at the respective Portfolio Funds’ general partner’s discretion and not guaranteed. Additionally, the remaining life of these investments are unknown to the Adviser as the terms of the Portfolio Funds are subject to change and/or extension based upon the underlying Portfolio Funds’ governing documents.
Foreign Currency Translation
— Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded.
Cash and Cash Equivalents
 — Cash and cash equivalents consists of monies held on deposit with State Street Bank and Trust Company, who serves as the Fund’s custodian. The Fund does not hold any restricted cash as of September 30, 2025. At certain times, cash may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation and could expose the Fund to credit risk. As of September 30, 2025, cash and cash equivalents are considered as Level 1 assets in the fair value hierarchy.
Short-term Investments
 — Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. As of September 30, 2025, short-term investments are considered as Level 1 assets in the fair value hierarchy.
Investment Income
— Dividend, interest, and short-term investment income is recognized on an accrual basis as earned. Distributions from Portfolio Funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received, including return of capital, realized gains and dividend income,

Semi-Annual Report | 17

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

is generally based on information received from the investment manager of the Portfolio Fund. The change in unrealized appreciation on investments and foreign currency translation within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains and losses and the undistributed net investment income or loss on investments for the relevant period.
Dividends and Distributions
 — Dividends and distributions to shareholders resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid annually as described in the Fund’s prospectus. Distributions to investors are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
Expense Recognition
 — Expenses are recorded on an accrual basis.
Federal Income Taxes
 — The Fund intends to maintain its status each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and will distribute substantially all of its net investment income and net capital gains, if any, for its tax years. Therefore, no U.S. federal income tax provision is required. The Fund may elect to incur excise tax if it is deemed prudent by the Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. No federal income tax provision or excise tax provision is required for the six months ended September 30, 2025.
The Fund has adopted September 30 as its tax year end. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
Organizational and Offering Costs
— Organizational expenses are expensed as incurred. Organizational expenses consist of costs incurred to establish the Fund and enable it legally to do business. The Adviser agreed to advance those costs to the Fund. Such costs incurred by the Adviser and are subject to recoupment. See “Note 4 — Investment Advisory Fees, Administration Fees and Other Agreements with Affiliates” for further discussion of the Adviser. For the six months ended September 30, 2025, the Fund incurred organizational expenses totaling $52,438.
Offering expenses are accounted for as deferred costs until operations begin. Offering expenses are amortized over a twelve-month period on a straight-line basis. These expenses include registration fees and legal fees regarding the preparation of the initial registration statement and any updates to the registration statement. These costs are subject to recoupment in accordance with the Fund’s Expense Limitation Agreement. See “Note 4 — Investment Advisory Fees, Administration Fees and Other Agreements with Affiliates”. For the six months ended September 30, 2025, the Fund amortized offering expenses totaling $796,403.
Use of Estimates
— The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

18 | Semi-Annual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

Segment Reporting
 — The Fund adopted Financial Accounting Standards Board Accounting Standards Update
2023-07,
“Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates under one operating segment and reporting unit. In connection with the adoption of ASU 2023-07, the Fund’s President or designee acts as the Fund’s CODM and is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s consolidated financial statements. The Fund’s adoption of this guidance did not have a material impact on the Fund’s financial position, results of operations or cash flows.
Recent Accounting Pronouncements
Income Taxes
 — In December 2023, the FASB issued Accounting Standard Update 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” (“
ASU 2023-09
”). ASU 2023-09 requires additional disaggregated disclosures on the entity’s effective tax rate reconciliation and additional details on income taxes paid. ASU 2023-09 is effective on a prospective basis, with the option for retrospective application, for annual periods beginning after December 15, 2024 and early adoption is permitted. The Fund does not expect the adoption of ASU 2023-09 to have a material impact on its year-end financial statements.
Income Statement - Reporting Comprehensive Income
 — In November 2024, the FASB issued Accounting Standard Update 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40) (“
ASU 2024-03
”). The amendments in ASU 2024-03 improve financial reporting by requiring that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This information generally is not presented in the consolidated financial statements today. The amendments in ASU 2024-03 are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Fund is currently evaluating the impact of adopting ASU 2024-03.
3. DERIVATIVE TRANSACTIONS
The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected in the Consolidated Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency exchange contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward foreign currency exchange contracts are typically valued at their quoted daily prices obtained from an independent pricing service.
The Fund relies on certain exemptions in Rule
18f-4
under the 1940 Act to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. The rule also impacts the use of unfunded commitment agreements and reverse repurchase agreements. Under Rule
18f-4,
“derivatives transactions” include the following: (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(1)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on an exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced
(“TBA”) commitments, and dollar rolls) and
non-standard
settlement cycle securities, if certain conditions are met.

Semi-Annual Report | 19

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

The Fund operates as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule
18f-4).
If the Fund ceases to qualify as a “limited derivatives user” as defined in Rule
18f-4,
the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
The Fund engaged in currency transactions with counterparties during the six months ended September 30, 2025 to hedge the value of portfolio investments denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The forward foreign currency exchange contracts are marked-to-market
and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is terminated, the Fund records a realized gain or loss equal to the difference between the value of the arrangement at the time it was opened and the value of the arrangement at the time it was extinguished.
Fair values of forward foreign currency contracts on the Consolidated Statement of Assets and Liabilities as of September 30, 2025, categorized by risk exposure:

Risk Exposure	Derivatives	Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Rate Risk	Forward Foreign Currency Contracts	Unrealized deprecation on forward foreign currency contracts	$(23,790)

Total			$(23,790)

For the six months ended September 30, 2025, the average monthly notional value of forward foreign currency contracts was $34,022,830.
The effect of forward foreign currency contracts on the Consolidated Statement of Operations for the six months ended September 30, 2025, categorized by risk exposure:

Risk Exposure	Derivatives	Consolidated Statement of Operations Location	Realized Loss on Derivatives	Consolidated Statement of Operations Location	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign Exchange Rate Risk	Forward Foreign Currency Contracts	Net realized gain/(loss) on forward foreign currency contracts	$(1,949,709)	Net change in unrealized deprecation on forward foreign currency contracts	$(24,971)

Total			$(1,949,709)		$(24,971)

20 | Semi-Annual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

Offsetting of Derivative Instruments
The Fund has derivative instruments that are subject to a master netting agreement. This agreement includes provisions to offset positions with the same counterparty in the event of default by one of the parties. The Fund’s unrealized appreciation and depreciation on derivative instruments are reported net in the Consolidated Statement of Assets and Liabilities. The following table presents the Fund’s assets and liabilities related to derivatives by counterparty, net amounts available for offset under a master netting agreement for such assets and liabilities as of September 30, 2025:

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Net Amount of Derivative Liabilities (a)
Mizuho Capital Markets, LLC	$(23,790)	$—	$(23,790)

Total	$(23,790)	$—	$(23,790)

(a)	Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty.
4. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS WITH AFFILIATES
Investment Advisory
The Adviser provides certain investment advisory, management, and administrative services to the Fund. Pursuant to the investment advisory and management agreement with the Fund (the “Investment Advisory Agreement”), the Fund will pay the Adviser an annual rate of 1.50% based on the value of the Fund’s net assets calculated and accrued monthly as of the last business day of each month (the “Management Fee”). For purposes of determining the Management Fee payable to the Adviser, the value of the Fund’s net assets is calculated prior to the inclusion of the Management Fee payable to the Adviser and prior to any reduction for any fees and expenses of the Fund for that month. Purchased shares of beneficial interest in the Fund (the “Shares”) are incorporated into the beginning of month NAV and included in the computation of the Management Fee payable. The Management Fee will be calculated before giving effect to any repurchase of Shares by the Fund or any distributions by the Fund. The Management Fee will be payable in arrears within 5 business days after the completion of the NAV computation for the month.
The Adviser provides certain administrative services, personnel and facilities to the Fund and performs operational services necessary for the operation of the Fund not otherwise provided by other service providers of the Fund. These services include, without limitation, certain bookkeeping and recordkeeping services, compliance and legal services, investor relations assistance, and accounting and auditing support. The Fund will reimburse the Adviser at cost, at the Adviser’s request, for certain costs and expenses incurred by the Adviser that are necessary for the administration and operation of the Fund. For the six months ended September 30, 2025, the Adviser provided services under these agreements totaling $603,471 which is shown in the Consolidated Statement of Operations as Administrative services of the Adviser.
Expense Limitation Agreement
Pursuant to an expense limitation agreement with the Fund (the “Expense Limitation Agreement”), the Adviser agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, any Distribution and Servicing Fee (as defined below), interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.50% per annum (excluding Excluded Expenses) of the Fund’s average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agreed to repay the Adviser any fees waived or expenses assumed under the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six
months after the month in which the Adviser incurred the expense. The Expense Limitation Agreement is in place until

Semi-Annual Report | 21

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

July 31, 2026. At that time the Expense Limitation Agreement may be extended for additional one year periods with the consent of the Adviser and Fund. For the six months ended September 30, 2025, expenses reimbursed to the Fund by the Adviser totaled $2,152,143. This amount is reflected in Due from Adviser in the Consolidated Statement of Assets and Liabilities. The balance of recoupable expenses for the Fund was as follows:

Expiration Period

Less than 1 year	$—
1-2 years	$—
2-3 years	$5,614,839

Total	$5,614,839

Distribution Agreement
Apollo Global Securities, LLC (“AGS”), an affiliate of the Adviser and the Adviser, serves as distributor to the Fund (the “Distributor”). Under a distribution agreement, Class S2 Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of shareholders who own such shares. Class S2 Shares pay a Distribution and Servicing Fee to AGS at an annual rate of 0.85%, based on the aggregate net assets of the Fund attributable to such class. Class I and I2 Shares are not subject to a Distribution and Servicing Fee and do not bear any expenses associated therewith. For the six months ended September 30, 2025, Class S2 Shares incurred zero Distribution and Servicing Fees.
Fund Administration and Accounting Fees and Expenses
State Street Bank and Trust Company serves as the Fund’s administrator and accounting agent (the “Administrator”) and receives customary fees from the Fund for such services. The Administrator is also reimbursed by the Fund for certain out of pocket expenses.
Transfer Agency Fees and Expenses
SS&C Global Investor & Distribution Solutions, Inc. (“SS&C”) serves as the transfer agent, distribution paying and shareholder servicing agent to the Fund. Under the Services Agreement with the Fund, SS&C is responsible for maintaining all shareholder records of the Fund.
Custody Fees and Expenses
State Street Bank and Trust Company serves as the Fund’s custodian and receives customary fees from the Fund for such services.
Officer and Trustee Fees
Each independent trustee receives an annual retainer of $42,000, paid quarterly, as well as reimbursement for any reasonable expenses incurred attending the meetings and $500 per independent trustee per each special telephonic meeting (exclusive of one special telephonic meeting per year). The Chair of the Audit Committee receives an additional $15,750 annually. The Fund may reimburse the allocable portion of the compensation paid by the Adviser (or its affiliates) to the Fund’s officers.
5. CAPITAL SHARE TRANSACTIONS
The Fund offers Class I2 and Class S2 Shares. The Shares will generally be offered on the first business day of each month at the then-current NAV. The minimum initial investment in the Fund by any investor is $2,500 with respect to Class S2 Shares and Class I2 Shares. The minimum additional investment in the Fund by any investor is $100, except for additional purchases pursuant to the dividend reinvestment plan (the “DRIP”).
The Adviser expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the NAV of the Fund on a quarterly basis, although any particular recommendation may exceed such percentage. If a repurchase offer is oversubscribed by shareholders who tender Shares, the
Fund
may extend the repurchase offer, repurchase a pro rata portion of the Shares tendered, or take any other action permitted by applicable

22 | Semi-Annual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

law. The Adviser anticipates that, after the Fund completes its second full quarter of operations, the Adviser will recommend to the Board that the Fund begin to repurchase Shares.
6. INVESTMENT TRANSACTIONS
The cost of purchases, other than short-term investments, for the six months ended September 30, 2025 amounted to $65,081,315. Proceeds from the sale, redemption, or distributions received from investments other than short-term investments for the six months ended September 30, 2025 amounted to $2,486,591.
7. TAX BASIS INFORMATION
Distributions are determined in accordance with federal income tax regulations, which differ from U.S. GAAP, and, therefore
, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.
For the tax year ended September 30, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	Total Distributable Earnings

$(43,184)	$43,184
The reclassifications were primarily related to excise taxes paid and tax adjustments for non-deductible initial year expenses.
The tax character of distributions paid for the tax year ended September 30, 2025 was as follows:

Year	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital

2025	$—	$—	$—
As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net investment income	Accumulated net realized loss on investments	Ordinary Late Year Loss deferral	Other cumulative effect of timing differences	Net unrealized appreciation/(depreciation) on investments	Total

$625,659	$—	$(2,557,535)	$(79,954)	$41,869,477	$39,857,647
As of September 30, 2025, net unrealized appreciation/(depreciation) of investments based on the federal tax cost was as follows:

Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes

$42,089,515	$(219,969)	$41,869,546	$302,826,921
The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily due to forward contracts, partnership adjustments and organizational expense amortization.
Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of September 30, 2025, the following amounts are available as carry forwards to the next tax year:

Short-Term	Long-Term

$—	$—
As of September 30, 2025, the Fund had a specified loss of $2,557,535.

Semi-Annual Report | 23

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

8. CREDIT FACILITY
On April 15, 2025, the Fund entered into a credit facility (the “Credit Facility”) with JPMorgan Chase Bank, N.A. (“JPM”) as lender and administrative agent. The Credit Facility matures on April 15, 2027 and provides the Fund with borrowing capacity of up to $25,000,000 on a revolving basis (the “Revolving Loan”). Borrowings under the Credit Facility bear interest at a rate equal to SOFR plus 2.75% per annum, payable quarterly in arrears. Any unused portion of the Revolving Loan is subject to a commitment fee of 0.50% per annum, which increases to 1.00% per annum beginning six months after the closing date, based on the actual daily unused amount of the commitment. The Fund did not draw on the Credit Facility during the six months ended September 30, 2025. Commitment fees totaled $58,680 for the six months ended September 30, 2025.
The Credit Facility contains various affirmative and negative covenants, reporting requirements, and other customary requirements. As of September 30, 2025, the Fund was in compliance in all material respects with the terms of the Credit Facility.
In connection with entering into the Credit Facility, certain debt financing costs were incurred by the Fund and are shown on the Consolidated Statements of Assets and Liabilities. The deferred financing costs are amortized over the life of the Credit Facility. The amortization of the deferred financing costs is included in the Consolidated Statements of Operations.
9. REPURCHASE OFFERS
The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to shareholders, and subject to approval by the Board. The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Fund although any particular recommendation may exceed such percentage. If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Fund may extend the repurchase offer, repurchase a pro rata portion of the Shares tendered, or take any other action permitted by applicable law. The Fund may cause the repurchase of a Shareholder’s Shares if, among other reasons, the Fund determines that such repurchase would be in the interest of the Fund. In certain circumstances the Fund may determine not to conduct a repurchase offer, or to conduct a repurchase offer of up to 5% of the Fund’s net assets, subject to approval by the Board. In particular, during periods of financial market stress, the Board may determine that some or all of the Fund’s investments cannot be liquidated at their fair value, making a determination not to conduct repurchase offers more likely.
During the six months ended September 30, 2025, the Fund commenced its first Repurchase Offer to repurchase up to 5% of its outstanding shares. Shareholder repurchase requests received in good order by the respective Repurchase Request Deadlines were accepted by the Fund. As of September 30, 2025, the repurchase proceeds for the first offer had been calculated but not yet paid to shareholders. The results of the aforementioned repurchase offer was as follows:

Repurchase Offer #1
Commencement Date	August 15, 2025
Repurchase Request Deadline	September 15, 2025
Repurchase Valuation Date	September 30, 2025
Dollars Repurchased	$80,841
Shares Repurchased	2,830
% of Outstanding Shares Offered to be Repurchased	5%
% of Outstanding Shares Repurchased	0.6%

24 | Semi-Annual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

10. RISK FACTORS
The following are certain principal risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund. The Fund’s investment program is speculative and entails substantial risks. The following risks may be directly applicable to the Fund or may be indirectly applicable through the Fund’s Private Market Investments. In considering participation in the Fund, prospective investors should be aware of certain principal risk factors, including the following:
Risks of Private Equity Strategies.
The Fund’s investment portfolio will include Secondary Investments,
Co-Investments
and Primary Investments. The Portfolio Funds and special purpose vehicles that the Fund invests in will typically hold securities issued primarily by private companies. Operating results for private companies in a specified period may be difficult to determine. Such investments involve a high degree of business and financial risk that can result in substantial losses.
Liquidity Risk.
Private companies are generally not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, there is risk that the Fund may invest on the basis of incomplete or inaccurate information, which may adversely affect the Fund’s investment performance. Private companies in which the Fund may invest also may have limited financial resources, shorter operating histories, more asset concentration risk, narrower product lines and smaller market shares than larger businesses, which tend to render such private companies more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, investments in private companies generally are in restricted securities that are not traded in public markets and subject to substantial holding periods. There can be no assurance that the Fund will be able to realize the value of such investments in a timely manner.
General Market Risk.
Investments made in connection with acquisition transactions are subject to a variety of special risks, including the risk that the acquiring company has paid too much for the acquired business, the risk of unforeseen liabilities, the risks associated with new or unproven management or new business strategies and the risk that the acquired business will not be successfully integrated with existing businesses or produce the expected synergies.
Private Market Investments.
The Fund’s investments in Portfolio Funds are subject to a number of risks. Portfolio Fund interests are expected to be illiquid, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly. Although the Adviser will seek to receive detailed information from each Portfolio Fund regarding its business strategy and any performance history, in most cases the Adviser will have little or no means of independently verifying this information. In addition, Portfolio Funds may have little or no near-term cash flow available to distribute to investors, including the Fund.
Portfolio Fund interests are ordinarily valued based upon valuations provided by the Portfolio Fund Manager, which may be received on a delayed basis. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Fund Managers. The Adviser reviews and performs due diligence on the valuation procedures used by each Portfolio Fund Manager and monitor the returns provided by the Portfolio Funds. However, neither the Adviser nor the Board is able to confirm the accuracy of valuations provided by Portfolio Fund Managers.
The Fund will pay asset-based fees, and, in most cases, will be subject to performance-based fees in respect of its interests in Portfolio Funds. Such fees and performance-based compensation are in addition to the Management Fee. In addition, performance-based fees charged by Portfolio Fund Managers may create incentives for the Portfolio Fund Managers to make risky investments, and may be payable by the Fund to a Portfolio Fund Manager based on a Portfolio Fund’s positive returns even if the Fund’s overall returns are negative. Moreover, a shareholder in the Fund will indirectly bear a proportionate share of the fees and expenses of the Portfolio Funds, in addition to its proportionate share of the expenses of the Fund.

Semi-Annual Report | 25

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

Underlying Fund Risk.
The investments made by the Portfolio Funds will entail a high degree of risk and in most cases be highly illiquid and difficult to value. The Fund will not obtain or seek to obtain any control over the management of any portfolio company in which any Portfolio Fund may invest. The success of each investment made by a Portfolio Fund will largely depend on the ability and success of the management of the portfolio companies in addition to economic and market factors. Volatile conditions in the capital markets may cause limitations on the ability of companies in which the Portfolio Funds will invest to obtain capital, or subject such companies to higher costs of capital for financing. This lack of available credit could impede upon the ability of such companies to complete investments and higher costs of capital could reduce the returns of the Fund or Portfolio Funds.
General Investment Risk.
There is no assurance that the investments held by the Fund will be profitable, that there will be proceeds from such investments available for distribution to shareholders, or that the Fund will achieve its investment objective. An investment in the Fund is speculative and involves a high degree of risk. Fund performance may be volatile, and a shareholder could incur a total or substantial loss of its investment. There can be no assurance that projected or targeted returns for the Fund will be achieved.
Market Disruption and Geopolitical Risk.
Investments made by the Fund may be materially affected by market, economic and political conditions in the United States and in the
non-U.S.
jurisdictions in which its investments operate, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. These factors are outside the control of the Adviser and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make new investments.
Change in Trade Negotiations.
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.
Management Risk.
The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s ability to achieve its investment objective depends upon the Adviser’s skill in determining the Fund’s allocation of its assets and in selecting the best mix of investments. There is a risk that the Adviser’s evaluation and assumptions regarding asset classes or investments may be incorrect in view of actual market conditions. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Fund may be subject to a relatively high level of management risk because the Fund invests in Private Market Investments, which are highly specialized instruments that require investment techniques and risk analyses different from those associated with investing in public equities and bonds. The Fund’s allocation of its investments across Portfolio Funds,
Co-Investments
and other portfolio investments representing various strategies, geographic regions, asset classes and sectors may vary significantly over time based on the Adviser’s analysis and judgment. As a result, the particular risks most relevant to an investment in the Fund, as well as the overall risk profile of the Fund’s portfolio, may vary over time. It is possible that the Fund will focus on an investment that performs poorly or underperforms other investments under various market conditions.
Repurchase Offers Risk.
Although the Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their net asset value and the Adviser intends to recommend that, in normal market circumstances, the Fund conduct quarterly repurchase offers of no more than 5% of the Fund’s net assets, the Fund is not obligated to repurchase any Shares and may choose to conduct a quarterly repurchase offer of less than 5% of the Fund’s net assets or not conduct a quarterly repurchase offer in any quarter. As a result, Shares should be considered as having only limited liquidity and at times may be illiquid. Shares are considerably less liquid than shares of funds that trade on a stock exchange, or shares of open-end
registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that a shareholder tenders due to the illiquidity of the Fund’s investments or if the

26 | Semi-
Ann
ual Report

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares.
There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time.
Restrictions on Transfers.
Transfers of Shares may be made only by operation of law pursuant to the death, divorce, insolvency, bankruptcy, or adjudicated incompetence of the shareholder or with the prior written consent of the Adviser, which may be withheld in the Adviser’s sole discretion. Notice to the Fund of any proposed transfer must include evidence satisfactory to the Adviser that the proposed transferee, at the time of transfer, meets any requirements imposed by the Fund with respect to investor eligibility and suitability.
Non-Diversified
Status.
The Fund is classified as a
“non-diversified”
investment company for purposes of the 1940 Act, which means it is not subject to percentage limitations under the 1940 Act on assets that may be invested in the securities of any one issuer. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified
fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund. However, the Fund will be subject to the diversification requirements applicable to regulated investment companies under Subchapter M of the Code.
Valuation Risk.
The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The Adviser may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value. Because the secondary markets for certain investments may be limited, such instruments may be difficult to value.
A substantial portion of the Fund’s assets are expected to consist of Portfolio Funds and
Co-Investments
for which there are no readily available market quotations. The information available in the marketplace for such companies, their securities and the status of their businesses and financial conditions is often extremely limited, outdated and difficult to confirm. Such securities are valued by the Fund at fair value as determined pursuant to policies and procedures approved by the Board. In determining fair value, the Adviser is required to consider all appropriate factors relevant to value and all indicators of value available to the Fund. The determination of fair value necessarily involves judgment in evaluating this information in order to determine the price that the Fund might reasonably expect to receive for the security upon its current sale. The most relevant information may often be provided by the issuer of the securities. Given the nature, timeliness, amount and reliability of information provided by the issuer, fair valuations may become more difficult and uncertain as such information is unavailable or becomes outdated.
Derivatives Risk.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.
The Fund relies on certain exemptions in Rule
18f-4
to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Under
Rule 18f-4,
“derivatives transactions” include the following : (1) any swap, security-based swap, futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short

Semi-Annual Report | 27

Apollo S3 Private Markets Fund
Notes to Consolidated Financial Statements (continued)
September 30, 2025 (unaudited)

sale borrowing; and (3) if the Fund relies on the exemption in Rule
18f-4(d)(l)(ii),
reverse repurchase agreements and similar financing transactions. The Fund will rely on a separate exemption in Rule
18f-4(e)
when entering into unfunded commitment agreements, which includes any commitment to make a loan to a company, including term loans, delayed draw term loans, and revolvers, or to invest equity in a company. To rely on the unfunded commitment agreements exemption, the Fund must reasonably believe, at the time it enters into such agreement, that it will have sufficient cash and cash the equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due. The Fund will rely on the exemption in Rule
18f-4(f)
when purchasing when-issued or forward-settling securities (e.g., firm and standby commitments, including TBA commitments, and dollar rolls) and nonstandard settlement cycle securities, if certain conditions are met.
The Fund intends to operate as a “limited derivatives user” for purposes of the derivatives transactions exemption in Rule
18f-4.
To qualify as a limited derivatives user, the Fund’s “derivatives exposure” is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with
Rule 18f-4).
If the Fund fails to qualify as a “limited derivatives user” as defined in Rule 18f-4 and seeks to enter into derivatives transactions, the Fund will be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk
based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.
Foreign Currency Risk.
Because the Fund may have exposure to securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Adviser may, but is not required to, elect for the Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.
11. INDEMNIFICATION
The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.
12. COMMITMENTS AND CONTINGENCIES
As of September 30, 2025, the Fund had unfunded commitments to private equity investments totaling $116,560,100. The Fund may commit to an investment that has yet to fund because the applicable deal has not closed. Additionally, the Adviser or its affiliates may commit to an investment that it intends to allocate to the Fund for which certain terms are not yet finalized at the time of the commitment and as such the Fund’s allocation may change prior to the date of funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to fund. Such investments are not included in the unfunded commitments amount above.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

28 | Semi-Annual Report

Apollo S3 Private Markets Fund
Dividend Reinvestment Plan
September 30, 2025 (unaudited)

The Fund will operate under a dividend reinvestment plan (“DRIP”) administered by SS&C GIDS, Inc. (the “Plan Agent”). Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. The Fund expects to coordinate distribution payment dates so that the same NAV that is used for the monthly closing date immediately preceding such distribution payment date will be used to calculate the purchase NAV for purchasers under the DRIP. Shares issued pursuant to the DRIP will have the same voting rights as the Fund’s Shares acquired by subscription to the Fund.
Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the DRIP on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to the Plan Agent. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the Plan Agent 30 days prior to the record date of the distribution, or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional Shares as described below.
When the Fund declares a distribution, the Plan Agent, on the shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s NAV per share for the relevant class of Shares.
The Plan Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Plan Agent will hold Shares in the account of the shareholders in non-certificated
form in the name of the participant, and each shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRIP. The Plan Agent will distribute all proxy solicitation materials, if any, to participating shareholders.
In the case of shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRIP, the Plan Agent will administer the DRIP on the basis of the number of Shares certified from time to time by the record shareholder as representing the total amount of Shares registered in the shareholder’s name and held for the account of beneficial owners participating under the DRIP.
Neither the Plan Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund may elect to make non-cash
distributions to shareholders. Such distributions are not subject to the DRIP, and all shareholders, regardless of whether or not they are participants in the DRIP, will receive such distributions in additional shares of the Fund.
The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.
All correspondence concerning the DRIP should be directed to Apollo S3 Private Markets Fund c/o SS&C GIDS Inc., 430 W. 7th St., Suite 219536, Kansas City, MO 64105-1307 (direct overnight mail). Certain transactions can be performed by calling the toll-free number
1-888-926-2688.

Semi-Annual Report | 29

Apollo S3 Private Markets Fund
Additional Information
September 30, 2025 (unaudited)

Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s N-PORT reports are available on the SEC’s website at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 888-926-2688, or on the Securities and Exchange Commission’s (“SEC”) website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period from October 11, 2024 (commencement of operations) through June 30, 2025 is available without charge upon request by calling toll-free 888-926-2688, on the Fund’s website at www.apollo.com/aspm, or on the SEC’s website at https://www.sec.gov.

30 | Semi-Annual Report

Apollo S3 Private Markets Fund
Trustees and Officers
September 30, 2025 (unaudited)

The business and affairs of the Fund are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as his resignation, death, or otherwise as specified in the Fund’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Fund’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at
888-926-2688.
Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Meredith Coffey (1968)	Trustee since inception	Head of Research and the Co-Head of Public Policy for the Loan & Syndications Trading Association from 2008-2023.	5	Formerly, Director, Apollo Senior Floating Rate Fund Inc. from 2023-2024; formerly, Director, Apollo Tactical Income Fund Inc. from 2023-2024. Trustee, Apollo Debt Solutions BDC from 2021-present; Trustee, Apollo Diversified Credit Fund from 2022-present; Trustee, Apollo Origination II (Levered) Capital Trust from 2025-present; Trustee, Apollo Origination II (UL) Capital Trust from 2025-present.

Christine Gallagher (1985)	Trustee since inception	Customer Experience (CX) Social Impact & Strategic Initiatives Manager at Leidos QTC Health Services from 2024-present; Chief of Staff, Military & Veterans Health Solutions at Leidos from 2023-2024; Communications and Engagement Manager, Military and Family Life Counseling (MFLC) Program (West) at Leidos from 2021-2023; President of Military Quality of Life Consulting, LLC, a military support and consulting company, from 2015-present.	4	Trustee, Apollo Debt Solutions BDC from 2021-present; Trustee, Apollo Diversified Credit Fund from 2022-present; Trustee, Apollo Diversified Real Estate Fund from 2025-present.

Michael Porter (1983)	Trustee since inception	Corporate Development and Strategy at Netflix from 2014-2025; Board of Directors of Ednovate Charter School from 2020-present.	4	Trustee, Apollo Debt Solutions BDC from 2021-present; Trustee, Apollo Diversified Credit Fund from 2022-present; Trustee, Apollo Diversified Real Estate Fund from 2025-present.

Carl J. Rickertsen (1960)	Trustee since inception	Managing partner of Pine Creek Partners, a private equity investment firm, from 2015-present.	5	Formerly, Director, Apollo Senior Floating Rate Fund Inc. from 2011-2023; formerly, Director, Apollo Tactical Income Fund Inc. from 2013-2023; formerly, Director, Berry Global Inc. from 2013-2024. Director, MicroStrategy Inc. from 2002-present; Trustee, Apollo Debt Solutions BDC from 2021-present; Director, Hut 8 Corp. from 2022-present; Trustee, Apollo Diversified Credit Fund from 2022-present; Director, Magnera Corporation from 2024-present; Trustee, Apollo Origination II (Levered) Capital Trust from 2025-present; Trustee, Apollo Origination II (UL) Capital Trust from 2025-present.

Semi-Annual Report | 31

Apollo S3 Private Markets Fund
Trustees and Officers (continued)
September 30, 2025 (unaudited)

Interested Trustee and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Steve Lessar (1972)	President, Trustee, and Chief Executive Officer since inception	Partner and Co-Head of Sponsor & Secondary Solutions (S3) at Apollo Global Management, Inc. from 2022-present; formerly, Managing Director and Co-Head of Secondaries and Liquidity Solutions (SLS) at BlackRock Alternatives from 2018-2022.	1	N/A

Michael Rucker (1983)	Chief Financial Officer and Treasurer since December 2024	Managing Director and Controller of Sponsor & Secondary Solutions (S3) and Hybrid Value at Apollo Global Management, Inc. from 2011-present.	N/A	N/A

Kristin Hester (1980)	Chief Legal Officer and Secretary since inception	Managing Director, General Counsel-Global Wealth, Apollo Global Management, Inc. from 2015-present; Chief Legal Officer and Secretary, Apollo Debt Solutions BDC, Apollo Diversified Credit Fund, Apollo Diversified Real Estate Fund, Apollo Origination II (Levered) Capital Trust, Apollo Origination II (UL) Capital Trust, MidCap Apollo Institutional Private Lending, MidCap Financial Investment Corporation and Redding Ridge Asset Management LLC from 2022-present.	N/A	N/A

Ryan Del Giudice (1990)	Chief Compliance Officer since inception	Principal, Apollo Global Management, Inc. from 2022-present; Chief Compliance Officer, Apollo Diversified Real Estate Fund from 2018-present; Chief Compliance Officer, Apollo Diversified Credit Fund from 2018-present, Vice President and Assistant Secretary, Apollo Diversified Credit Fund from 2020-present; Chief Compliance Officer, MidCap Financial Investment Corporation, Apollo Debt Solutions BDC, MidCap Apollo Institutional Private Lending, Apollo Origination II (Levered) Capital Trust and Apollo Origination II (UL) Capital Trust from 2023-present; formerly, Chief Compliance Officer, Griffin Capital Asset Management Company, LLC from 2017-2022.	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely.
**
“Fund Complex” comprises registered investment companies for which the Adviser or an affiliate of the Adviser serves as investment adviser. The Fund Complex is currently comprised of: the Fund, Apollo Debt Solutions BDC, Apollo Diversified Credit Fund, Apollo Diversified Real Estate Fund, Apollo Origination II (Levered) Capital Trust, Apollo Origination II (UL) Capital Trust, MidCap Apollo Institutional Private Lending and MidCap Financial Investment Corporation.

32 | Semi-Annual Report

Apollo S3 Private Markets Fund
Service Providers
September 30, 2025 (unaudited)

Investment Adviser
Apollo S3 RIC Management, L.P.
9 West 57th Street, New York, NY 10019
Administrator
State Street Bank and Trust Company
100 Summer Street, Floor 5 Boston, MA 02110
Custodian
State Street Bank and Trust Company
100 Summer Street, Floor 5 Boston, MA 02110
Distributor
Apollo Global Securities, LLC
9 West 57th Street, New York, New York 10019
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
30 Rockefeller Plaza, New York, NY 10112
Legal Counsel
Simpson Thacher & Bartlett LLP
900 G Street, NW, Washington, D.C. 20001
Transfer Agent and DRIP Administrator
SS&C GIDS, Inc.
330 W 9th Street, Kansas City, MO 64105

Semi-Annual Report | 33

Apollo S3 Private Markets Fund
Privacy Policy
September 30, 2025 (unaudited)

Dear Client or Investor:
Apollo Global Management, Inc. (“Apollo”) and its subsidiaries
1
(together “us,” “we,” or “Apollo”) take precautions to maintain the privacy of personal information concerning Apollo’s current and prospective investors who are individuals/natural persons. These precautions include the adoption of certain procedures designed to maintain and secure such investors’ nonpublic personal information from inappropriate disclosure to third parties. U.S. federal regulations require Apollo to inform investors of its privacy policy regarding what kinds of information it collects and the circumstances in which that information may be disclosed to third parties. Please see the Appendix to this policy for additional information about our privacy practices regarding the European Union, United Kingdom, Cayman Islands, California, and other jurisdictions that may grant natural persons certain privacy rights.
We collect nonpublic personal information about investors from the following sources:

•
information Apollo receives from an investor in its subscription documentation, other forms or agreements, and correspondence (written, telephonic, or electronic), including identifiers, such as an investor’s name, address, social security number, and commercial information such as assets, income, and amounts or types of such investor’s investments;

•
commercial information about an investor’s transactions with Apollo, its affiliates, and nonaffiliated third parties, such as an investor’s capital account balance, other account data, and participation in other investments; and

•	commercial information Apollo may receive from a consumer reporting agency, such as an investor’s credit history.
We do not disclose any nonpublic personal information about prospective, current, or former investors to anyone, except as requested or authorized by an investor or to certain affiliates and service providers as permitted or as otherwise required by law or regulation. We do not sell your nonpublic personal information. We may use nonpublic personal information that you provide to market services to you in the future, including through our use of third-party website cookies and similar technologies.
Except as described below or as otherwise required by law or regulation, we do not disclose to affiliates or to nonaffiliates any nonpublic personal information about you. We do disclose information to affiliates and nonaffiliated third parties for our everyday business purposes, such as to process your transactions, to maintain your investments in funds managed by Apollo, and to respond to court orders and legal investigations, or as permitted by law. We also provide such information to our affiliates, attorneys, banks, auditors, securities brokers, and service providers as may be necessary to facilitate the acceptance and management of your investments in funds managed by Apollo and to enable them to perform services on our behalf. We may also provide your name, address, telephone number, social security number, or financial condition information to affiliates or nonaffiliated third parties, such as broker-dealers, engaged in marketing activities on our behalf, such as the solicitation of your investment in future funds managed by Apollo. We will require such third-party service providers and financial institutions to protect the confidentiality of the investors’ nonpublic personal information and to use the information only for purposes for which it is disclosed to them. We maintain physical, electronic, and procedural safeguards that comply with U.S. federal standards to safeguard investors’ nonpublic personal information.
We will adhere to the policies and practices described in this Privacy Policy regardless of whether the investor is a prospective, current or former investor.
If you have any questions concerning this Privacy Policy, please contact
privacy@apollo.com
.

1	Subsidiaries of Apollo also include entities that conduct their business under names that do not include the “Apollo” name.

34 | Semi-Annual Report

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

Appendix: European Union, United Kingdom, Cayman Islands, California, and Other Jurisdictional Privacy Notice
This notice, along with the Privacy Policy above, describes how Apollo,
2
as a data controller, collects and processes Personal Information (as defined below) about natural persons residing in the European Union (“EU”), the United Kingdom (“UK”), and other jurisdictions that may grant natural persons certain privacy rights,
3
as well as in relation to an Apollo entity that is established in the European Union or United Kingdom or an entity that is established in the Cayman Islands. This notice also provides such persons with information about the rights they may have in relation to Personal Information (as defined below). If you are a California Resident (as defined below), please review the below section
Additional Information for California Residents
for additional disclosures, our
Notice at Collection
, and a description of your rights under the California Consumer Privacy Act (with any implementing regulations, as amended by the California Privacy Rights Act (“CPRA”) and as may be amended from time to time, “CCPA”).
If we materially change our privacy practices regarding Personal Information (as defined below), we will notify relevant individuals. For purposes of this Appendix, “investors” includes directors, officers, employees, owners, limited partners, agents, consultants, representatives, and beneficiaries of investors that are not natural persons.
Collection of Information
Depending on how you interact with us, we may collect nonpublic personal information as described elsewhere in the Privacy Policy and other Personal Information about you. “Personal Information” for purposes of this notice means any information that can help us directly or indirectly identify you, and as otherwise defined under applicable law.
We may collect certain categories of Personal Information from investors, including:

•
identifiers and similar information
such as name, address, date and place of birth,
e-mail
address, telephone number, social security number or other unique identifier number, tax identification number, driver’s license number, passport and other national identity details, internet protocol (“IP”) address, username, password, online identifiers or other similar identifiers;

•
financial information,
including certain information protected under federal or state laws, like income, assets and investments, payments, creditworthiness, loans, bank account details, wire instructions or a signature, bank account, or other financial information;

•	personal details, including characteristics of protected classifications under certain federal or state laws, such as gender, national origin, or marital status;

•
commercial information
, including records of products or services purchased, obtained, or considered, or other purchasing histories or tendencies, including funds invested, investments considered, or sources of funds or wealth;

•
certain information that may qualify as “special category” data under applicable data protection laws
, such as Personal Information revealing racial or ethnic origin, political opinions, religious or philosophical beliefs, trade union membership, data concerning health, or a natural person’s sex life or sexual orientation;

•	education information , including information that is not publicly available, personally identifiable information as defined in the Family Educational Rights and Privacy Act;

2
As defined in the Apollo Privacy Policy, “Apollo” refers to Apollo Global Management, Inc. and its subsidiaries. Subsidiaries of Apollo also include entities that conduct their business under names that do not include the “Apollo” name.

3
Individuals in Andorra, Argentina, Australia, California, Canada, Faroe Islands, Guernsey, Hong Kong, Israel, Isle of Man, Japan, Jersey, Mexico, New Zealand, Singapore, South Korea, Switzerland, Uruguay, and certain other jurisdictions may have certain data subject rights. These rights vary, but they may include the right to (i) request access to and rectification or erasure of their personal information, (ii) restrict or object to the processing of their access to and rectification or erasure of their personal information, (iii) restrict or object to the processing of their personal information, and (iv) obtain a copy of their personal information in a portable format. Individuals may also have the right to lodge a complaint about the processing of personal information with a data protection authority.

Semi-Annual Report | 35

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

•	internet or other electronic network activity information , including interactions with our website or use of certain online tools;

•	audio (e.g., voicemail), electronic, visual or similar information ;

•	professional or employment-related information , including occupation, compensation, salary, benefits, grants, insurance details, pension information, employer, and title;

•	inferences drawn from any of the information identified above to create a profile reflecting your preferences or similar information, including your potential interest in investing in new funds; and

•
certain information that may qualify as “sensitive personal information” under the CCPA
, such as your social security number, passport number, driver’s license, or state identification card; your account log-in,
financial account and debit or credit card number in combination with any required security credentials allowing access to such account; and your racial or ethnic origin.

How We Collect Information
Investors may provide us with Personal Information in connection with their investments in Apollo funds, which may include address, social security number, wire transfer instructions, and the amount of assets or income. This information is required before investors can be accepted into an Apollo fund, and not providing it may mean that we are not able to accept an investment. As described in the Privacy Policy, investors provide us with information directly and/or through intermediates in subscription documentation and may continue to provide information through ongoing communications or interactions with us on an applicable website or by mail,
e-mail,
or telephone.
We also collect Personal Information from different sources such as consultants, fund administrators, identity verification services, and credit reference agencies, sources designed to detect and prevent fraud, and those sources described in the Privacy Policy.
We may also collect Personal Information through publicly available sources such as public websites or other publicly accessible directories and sources, including bankruptcy registers, tax authorities, governmental agencies and departments, sanctions screening databases, and regulatory authorities.
Why We Collect Information
As permitted by applicable laws, we use Personal Information primarily to communicate with investors.
We may use Personal Information for the following business or commercial purposes, and the lawful bases for our processing include the following:

•	comply with our obligations to investors under contract or related pre-contractual steps;

•
support our business development and marketing initiatives. We do this to meet our business interests in expanding our business. We only send direct electronic marketing messages where recipients have agreed to this or as otherwise permitted by applicable law. Individuals can opt out of receiving such messages at any time by using the opt-out
mechanisms that may be available in those messages or by contacting us via the channels provided below;

•
where it is necessary for our legitimate interests (or those of a third party) and your interests and fundamental rights do not override those interests. This processing benefits investors by supporting our provision of services;

•	protect our rights, establish, exercise or defend legal claims and in order to protect and enforce our (or another person’s) rights, property, or safety, or to assist others to do the same;

36 | Semi-Annual Report

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

•
maintain security and prevent or detect crime and fraud. In many cases we are required to do this by applicable laws, but we will otherwise do so to meet our interests in maintaining security and preventing crime, which is also in the interest of our investors;

•	compliance with applicable laws and regulations, including to meet our legitimate interests or those of a third party;

•
detect security incidents and protecting against malicious, deceptive, fraudulent, or illegal activity, including preventing fraud and conducting “Know Your Client,” anti-money laundering, terrorist financing, and conflict checks;

•	internal operations, including troubleshooting, data analysis, testing, research, and statistical and survey purposes;

•
audit compliance with Apollo’s corporate policies and contractual obligations. This is necessary to meet our legal and regulatory obligations, for example to financial services regulators, and if not strictly necessary to meet these obligations, to allow us to meet our interests in running our business to our high corporate standards, which is beneficial to investors as these help protect investments and information; and

•	with your consent, as required under applicable law.
We may be legally obliged to process certain Personal Information in order to be able to perform services and business operations or to comply with contractual requirements. If you choose not to provide us with the necessary Personal Information or to restrict us from processing Personal Information, we may not be able to meet our obligations or deliver the products or services requested. This may lead to cancellation of contracts; if this is the case, we will endeavor to contact you to discuss this.
How We Disclose Information
We disclose information for the purposes described above in the Privacy Policy and on the grounds described above in this Appendix. We may also disclose Personal Information as required to pursue available remedies or limit damages we may sustain, to enforce our rights, protect our property or protect the rights, property or safety of others, to prevent fraud, unauthorized transactions or liability; or as needed to support external auditing, compliance and corporate governance functions.
We may also share information about you to the extent reasonably necessary to proceed with the consideration, negotiation, or completion of a merger, reorganization, or acquisition of our business, or a sale, liquidation, or transfer of some or all of our assets.
Security Measures
We maintain reasonable physical, electronic, and procedural safeguards appropriate to the nature of the information to store and secure Personal Information from unauthorized access, alteration, and destruction. Our control policies, for example, generally authorize access to investor information only by individuals who need such access to do their work. Given the nature of information security, there is no guarantee that such safeguards will always be successful.
Transfers of Information
Our activities and the jurisdictions in which we are established are such that it may be necessary for Personal Information that we collect to be transferred, as permitted by applicable laws, to the United States and other countries where we or our service providers have facilities. When we transfer Personal Information to a country that is not regarded as ensuring an adequate level of protection for Personal Information under European Union, United Kingdom, the Cayman Islands, or other applicable laws, we will seek to ensure a similar degree of protection is afforded to Personal Information by ensuring that, where possible, we put in place appropriate safeguards (such as standard contractual clauses approved by the European Commission or other relevant authority) or otherwise transfer Personal

Semi-Annual Report | 37

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

Information in accordance with applicable laws, such as where the transfer is necessary for the performance of a contract between you and us or between us and a third party in your interest, where the transfer is necessary to establish, exercise or defend legal claims, or where the transfer is made for important reasons of public interest. For more information on specific mechanisms we rely on for transferring Personal Information, please contact us at the details provided in the
Contact
section below.
How Long We Keep Information
We retain Personal Information for as long as we have a relationship with the individuals to whom the information relates and for a period after our relationship has ended. When deciding how long to keep Personal Information after our relationship has ended, we take into account how long we need to retain the information to fulfill the purposes described above and to comply with our legal regulatory obligations, including obligations of our regulators. We may also retain Personal Information to investigate or defend against potential legal claims in accordance with the limitation periods of countries where legal action may be brought.
Individual Rights and Choices
Subject to certain local laws, individuals may have certain additional rights regarding their Personal Information. In particular, individuals may have the right to object to our uses of their Personal Information. Individuals who would like to discuss or exercise such rights can contact us at the details provided in the
Contact
section below. These additional rights may include the rights to (i) access Personal Information; (ii) rectify the Personal Information we hold; (iii) erase Personal Information; (iv) restrict our use of Personal Information; (v) object to the processing of your Personal Information in certain circumstances, including where we process Personal Information for direct marketing purposes or where we have processed such data on the basis of our legitimate interests; (vi) withdraw your consent to the processing of your Personal Information (where applicable); (vii) receive Personal Information in a usable electronic format and transmit it to a third party (also known as the right of data portability); and (vi) lodge a complaint with a data protection authority in the United Kingdom or the European Economic Area (“EEA”) Member State in which you live, work or where the infringement occurred or in respect of an entity organized under the laws of the Cayman Islands, as overseen by the Ombudsman in the Cayman Islands. If you are a California Resident, please review
Additional Information for California Residents
below for a description of your California-specific rights regarding your Personal Information.
Additional Information for California Residents
The CCPA imposes certain obligations on us and grants certain rights to California residents (“California Resident,” “you,” or “your”) with regard to “personal information” (as defined under the CCPA). If you are a California Resident, please review the following information about your potential rights with regard to your Personal Information under the CCPA. The rights described herein are subject to exemptions and other limitations under applicable law, and the CCPA does not apply to certain information like Personal Information collected, processed, sold, or disclosed pursuant to the federal Gramm-Leach-Bliley Act and its implementing regulations (“GLBA”).
Terms used herein have the meaning ascribed to them in the CCPA. For purposes of the CCPA, we are a “business.”
Notice at Collection and Use of Personal Information
Information We Collect
Depending on how you interact with us, we may collect the categories of Personal Information listed above in
Collection of Information.
How We Use Collected Information
We may use Personal Information from you for the purposes described above in the section
Why We Collect Information.
Sale or Sharing of Personal Information
We do not “sell” your personal information under the CCPA, meaning we do not rent, release, disclose, transfer, make available, or otherwise communicate personal information to another business or third party for monetary or other

38 | Semi-Annual Report

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

valuable consideration. We also do not “share” your personal information, as defined under the CCPA to mean sharing, renting, releasing, disclosing, disseminating, making available, transferring, or otherwise communicating orally, in writing, or by electronic or other means, personal information to a third party for cross-context behavioral advertising, whether or not for monetary or other valuable consideration.
How Long We Keep Information
We retain your Personal Information as described above in the section
How Long We Keep Information
.
For more information about our privacy practices, please review our entire Privacy Policy and accompanying Appendix.
Our Collection, Use, and Disclosure of Personal Information and Sensitive Personal Information
What Information We Have Collected, the Sources from Which We Collected It, and Our Purpose for Collecting the Information
In the preceding 12 months, depending on how you interact with us, we may have collected the categories of Personal Information listed above in
Collection of Information
. We may collect Personal Information from all or some of the categories of sources listed in the section
How We Collect Information
. We may collect all or a few of these categories of Personal Information for the business or commercial purposes identified in the section
Why We Collect Information
.

Semi-Annual Report | 39

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

Our Disclosure of Personal Information
We do not sell or share your Personal Information as defined under the CCPA. We do not knowingly sell or share the Personal Information of California Residents under 16 years old. In the preceding 12 months, we may have disclosed for a business purpose some of the categories of Personal Information to the categories of third parties, as describe in the below chart:

Category of Personal Information	Category of Third Party	Business or Commercial Purpose for Disclosure
Identifiers
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
Debugging and repainting errors impairing functionality (such as on our portals or website).
•
Internal research for technological development and demonstration.
•
Activities to verify, maintain, or improve the quality of our services.
•
Business development and marketing initiatives.
•
To comply with applicable laws and regulations.

Additional information subject to Cal. Civ. Code § 1798.80(e)
Characteristics of protected classifications under certain federal or state laws
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
To comply with applicable laws and regulations.

Commercial information
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
Debugging and repainting errors impairing functionality (such as on our portals or website).
•
Internal research for technological development and demonstration.
•
Activities to verify, maintain, or improve the quality of our services.
•
Business development and marketing initiatives.
•
To comply with applicable laws and regulations.

40 | Semi-Annual Report

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

Category of Personal Information	Category of Third Party	Business or Commercial Purpose for Disclosure
Education information, including information that is not publicly available, personally identifiable information as defined in the Family Educational Rights and Privacy Act
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities

•
Performing services
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
To comply with applicable laws and regulations.

Internet or electronic network activity information
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
Debugging and repainting errors impairing functionality (such as on our portals or website).
•
Internal research for technological development and demonstration.
•
Activities to verify, maintain, or improve the quality of our services.
•
Business development and marketing initiatives.
•
To comply with applicable laws and regulations.

Audio, electronic, visual, or similar information
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
Business development and marketing initiatives.
•
To comply with applicable laws and regulations.

Professional or employment-related Information
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
Business development and marketing initiatives.
•
To comply with applicable laws and regulations.

Semi-Annual Report | 41

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

Category of Personal Information	Category of Third Party	Business or Commercial Purpose for Disclosure
Inferences drawn from any of the information identified above
•
Counterparties and intermediaries (e.g., broker-dealers) in connection with investments and transactions or for operational purposes.
•
Third parties as needed to complete a transaction, including financial institutions or advisors, entities that assist with fraud prevention, or custodians or lenders to or creditors of a fund.
•
Professional services organizations, such as auditors.
•
Affiliated entities.

•
Performing services.
•
Auditing related to consumer interactions and transactions.
•
Short-term, transient use.
•
Detecting security incidents, protecting against malicious, deceptive, fraudulent, or illegal activity, and prosecuting those responsible for that activity.
•
Internal research for technological development and demonstration.
•
Business development and marketing initiatives.
•
To comply with applicable laws and regulations.

In addition, we may disclose, and in the preceding 12 months may have disclosed, all of the categories of Personal Information identified in
Collection of Information
above to the following categories of third parties: (i) judicial courts, regulators, or other government agents purporting to have jurisdiction over us, our subsidiaries or our affiliates, or opposing counsel and parties to litigation; and (ii) other third parties as may otherwise be permitted by law. We may disclose the categories of Personal Information identified in
Collection of Information
above for the business or commercial purposes identified above in
Why We Collect Information
. Additionally, we may disclose your Personal Information to third parties upon your request, at your direction, or with your consent.
We may also disclose or make available your Personal Information to our service providers such as our administrator, other entities that have agreed to limitations on the use of your Personal Information, or entities that fit within other exemptions or exceptions in, or as otherwise permitted by, the CCPA.
Use and Disclosure of Sensitive Personal Information
As noted in
Collection of Information
, under the CCPA, certain Personal Information we collect and process may be considered “sensitive personal information.” The CCPA requires that we provide you with a right to limit our use or disclosure of such sensitive personal information in certain circumstances. Currently, we are not using or disclosing your sensitive personal information for purposes that would require that we provide you with a right to limit.
California Residents’ Rights under the CCPA
If your Personal Information is subject to the CCPA, you may have certain rights concerning that information, subject to applicable exemptions and limitations, including the right to (i) be informed, at or before the point of collection, of the categories of Personal Information to be collected, and the purposes for which the categories of Personal Information shall be used; (ii) not be discriminated against because you exercise any of your rights under the CCPA; (iii) request that we delete any Personal Information about you that we collected or maintained, subject to certain exceptions (“Request to Delete”); (iv)
opt-out
of the “sale” (as that term is defined in the CCPA) of your Personal Information if a business sells your Personal Information (we do not); (v)
opt-out
of the “sharing” (as that term is defined in the CCPA) of your Personal Information if a business shares your Personal Information with third parties (we do not); (vi) limit the use and disclosure of sensitive personal information where required by the CCPA (“Right to Limit”) (please note that we are not using your sensitive personal information for purposes that would require that we provide you with a Right to Limit); (vii) correct inaccurate Personal Information (“Request to Correct”); and (viii) request that we disclose to you the Personal Information we have collected, used, and disclosed about you during the past 12 months (“Request to Know”).

42 | Semi-Annual Report

Apollo S3 Private Markets Fund
Privacy Policy (continued)
September 30, 2025 (unaudited)

The CCPA does not restrict our ability to do certain things like comply with other laws or comply with regulatory investigations. In addition, the CCPA does not apply to certain information like Personal Information collected, processed, sold or disclosed pursuant to the GLBA. We also reserve the right to retain, and not to delete, certain Personal Information after receipt of a Request to Delete from you where permitted by the CCPA or another law or regulation.
How to Submit a Request under the CCPA
You may submit a Request to Know, Request to Correct, or Request to Delete (“Consumer Rights Request”), as described above, through the following toll-free telephone number:
833-271-8296,
or
e-mail
us at
privacy@apollo.com
.
We are only required to respond to verifiable Consumer Rights Requests made by you or your legally authorized agent. When you submit a Consumer Rights Request, we may ask that you provide clarifying or identifying information to verify your request. Such information may include, at a minimum, depending on the sensitivity of the information you are requesting and the type of request you are making, your name and email address. Any information gathered as part of the verification process will be used for verification purposes only.
You are permitted to designate an authorized agent to submit a Consumer Rights Request on your behalf and have that authorized agent submit the request through the aforementioned methods. In order to be able to act, authorized agents have to submit proof that they are authorized to act on your behalf or have a power of attorney. We may also require that you directly verify your own identity with us and directly confirm with us that you provided the authorized agent permission to submit the request.
Contact
This Privacy Policy and Appendix are available in alternative formats upon request. Please contact
privacy@apollo.com
with any questions about this notice or our data privacy and data protection practices or to request this Privacy Policy in an alternative format. The Apollo point of contact for Apollo entities established outside the European Union and United Kingdom is: Apollo Management International LLP, 25 St. George Street, London W1S 1FS, United Kingdom.
This Privacy Policy was last updated on February 7, 2025.

Semi-Annual Report | 43

Apollo Global Management, Inc. 9 West 57th Street New York, NY 10019	212.515.3200 https://apollo.com/aspm

Not a deposit	May lose value	No bank guarentee
This material must be accompanied or preceded by a prospectus.

Apollo Global Securities, LLC (“AGS”) and Griffin Capital Securities, LLC (“GCS”), Members of FINRA and SIPC, are subsidiaries of Apollo Global Management, Inc. AGS conducts Apollo’s capital markets business and certain of its fund marketing and distribution and GCS is a wholesale marketing agent for Apollo sponsored products.

© 2025 Apollo Global Management, Inc. All rights reserved.

Not insured by the FDIC, NCUA or any other government agency

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The consolidated schedule of investments is included as part of the Report to Shareholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

No changes have occurred.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and the Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are filed herewith as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2022 are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Apollo S3 Private Markets Fund

By:	/s/ Steve Lessar
Steve Lessar
Chief Executive Officer, President, Trustee and Principal Executive Officer

Date: December 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Apollo S3 Private Markets Fund

By:	/s/ Steve Lessar
Steve Lessar
Chief Executive Officer, President, Trustee and Principal Executive Officer

By:	/s/ Michael Rucker
Michael Rucker
Treasurer, Chief Financial Officer and Principal Financial Officer

Date: December 1, 2025